Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) payment unit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2016 USD ($)
Basis Of Presentation And Significant Accounting Policies [Line Items]
Contract with customer, term	3 years
Accounts receivable	$ 20,500,000	$ 16,500,000
Allowance for doubtful accounts	8,118,000	5,594,000	$ 5,356,000		$ 4,138,000
Provision for doubtful accounts	$ 25,043,000	19,405,000	22,465,000
Capitalized contract cost, amortization period	5 years
Capitalized contract costs, expected period of benefit	5 years
Equity securities	$ 0	3,900,000
Deferred financing cost, net	28,161,000	34,423,000	38,766,000
Amortization of deferred financing costs and bond premiums and discounts	4,703,000	5,152,000	6,586,000
Sales commission included in accrued payroll and commissions	4,500,000	4,500,000
Other long-term obligations	20,700,000	13,000,000
Advertising expenses incurred	$ 60,400,000	47,200,000	42,500,000
Uncertain income tax position percentage	50.00%
Number of reporting units | unit	1
Goodwill, impairment loss	$ 0	0	0
Intercompany translation gains (losses)	3,400,000	(7,100,000)	4,900,000
Issued and unused letters of credit	11,100,000	13,800,000
Long lived asset impairment	$ 0	0	0
SkyControl Panels
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels	88.00%
2GIG Sale
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels	12.00%
Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Liability percentage	5.00%
Estimated useful life of intangible assets	2 years
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Liability percentage	100.00%
Estimated useful life of intangible assets	10 years
Interest Expense
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization of deferred financing costs and bond premiums and discounts	$ 9,800,000	10,400,000	11,400,000
Notes Payable
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net	27,000,000	32,400,000
Deferred financing cost, accumulated amortization	63,500,000	54,600,000
Revolving Credit Facility
Basis Of Presentation And Significant Accounting Policies [Line Items]
Issued and unused letters of credit	32,100,000
Revolving Credit Facility | Line of Credit
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net	1,123,000	2,058,000	$ 3,099,000
Deferred financing cost, accumulated amortization	$ 10,600,000	$ 9,600,000
Vivint Flex Pay
Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of payment options | payment	3
Installment loans available to qualified customers, maximum amount provided by third party	$ 4,000
Vivint Flex Pay | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, annual percentage rate	0.00%
Installment loans available to qualified customers, term of loan	42 months
Vivint Flex Pay | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, annual percentage rate	9.99%
Installment loans available to qualified customers, term of loan	60 months
Subscriber Contracts | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Contract with customer, term	3 years
Subscriber Contracts | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Contract with customer, term	5 years
ASU 2016-02 adoption
Basis Of Presentation And Significant Accounting Policies [Line Items]
Right-of-use lease asset				$ 75,500,000
Operating and finance lease liability				$ 85,900,000